Income Taxes - Schedule of reconciliation of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (210,800,000)	$ (341,800,000)	$ (458,900,000)
Taxes at the statutory rate	(44,900,000)	(119,700,000)	(160,600,000)
Adjusted for:
State taxes, net of the federal benefit	(1,200,000)	8,700,000	1,500,000
Other permanent adjustments	11,300,000	(5,300,000)	100,000
Foreign tax rate differential	500,000	13,300,000	22,100,000
Change in valuation allowance	41,100,000	30,500,000	79,500,000
Impact of repatriation	(700,000)	7,700,000	19,800,000
Uncertain tax positions	700,000	11,300,000	5,200,000
Transfer pricing	0	(13,100,000)	0
Other, net	(2,600,000)	7,000,000	8,100,000
Impact of US tax reform	(29,200,000)	(60,900,000)	0
Total income tax benefit	$ (25,000,000)	$ (120,500,000)	$ (24,300,000)